UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/05

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Becky Keister
Title:		Senior Vice President and Compliance Officer
Phone:		404-836-7141
Signature, Place, and Date of Signing

Becky Keister 	Atlanta, GA	July 28 2005


Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total (x 1000):  21,349,100



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   614273 8496163.000SH     SOLE              6785321.000       1710842.000
                                                             63263 875000.000SH      OTHER                                875000.000
Abbott Laboratories            COM              002824100 355438.5 7252357.000SH     SOLE              5726662.000       1525695.000
                                                             40923 835000.000SH      OTHER                                835000.000
American Express Co            COM              025816109 538770.3 10121546.000SH    SOLE              8069748.000       2051798.000
                                                             53230 1000000.000SH     OTHER                               1000000.000
American Int'l Group           COM              026874107      870 14980.000SH       SOLE                14980.000
Amgen                          COM              031162100 574234.2 9497746.000SH     SOLE              7542329.000       1955417.000
                                                             62213 1029000.000SH     OTHER                               1029000.000
Avon Products Inc              COM              054303102      579 15300.000SH       SOLE                15300.000
Baker Hughes Inc               COM              057224107    12207 238600.000SH      SOLE               238600.000
Bed Bath & Beyond Inc Company  COM              075896100 527594.4 12627928.000SH    SOLE             10049380.000       2578548.000
                                                             58492 1400000.000SH     OTHER                               1400000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      668 8.000SH           SOLE                    8.000
Boston Scientific Corp Com     COM              101137107 294628.5 10912148.000SH    SOLE              8625133.000       2287015.000
                                                             38475 1425000.000SH     OTHER                               1425000.000
Caremark RX, Inc               COM              141705103 272762.4 6126744.000SH     SOLE              4874907.000       1251837.000
                                                             32054 720000.000SH      OTHER                                720000.000
Carnival Corporation           COM              143658300 299457.4 5489598.000SH     SOLE              4394098.000       1095500.000
                                                             33548 615000.000SH      OTHER                                615000.000
Caterpillar Inc                COM              149123101 133764.1 1403459.000SH     SOLE              1016916.000        386543.000
                                                             32405 340000.000SH      OTHER                                340000.000
Coca-Cola Co                   COM              191216100      435 10410.000SH       SOLE                 7000.000          3410.000
Colgate-Palmolive Co           COM              194162103 436975.6 8755261.000SH     SOLE              6996793.000       1758468.000
                                                             55151 1105000.000SH     OTHER                               1105000.000
ConocoPhillips                 COM              20825C104 906640.3 15770403.000SH    SOLE             12563688.000       3206715.000
                                                            100608 1750000.000SH     OTHER                               1750000.000
Disney, Walt Co                COM              254687106 206948.4 8218759.000SH     SOLE              6508711.000       1710048.000
                                                             25910 1029000.000SH     OTHER                               1029000.000
Ebay, Inc.                     COM              278642103 319299.4 9672815.000SH     SOLE              7696350.000       1976465.000
                                                             34330 1040000.000SH     OTHER                               1040000.000
Electronic Arts, Inc.          COM              285512109      623 11000.000SH       SOLE                11000.000
Eli Lilly & Co                 COM              532457108 832117.8 14936598.000SH    SOLE             11921999.000       3014599.000
                                                             90250 1620000.000SH     OTHER                               1620000.000
Exxon Mobil Corp               COM              30231G102 203430.8 3539772.000SH     SOLE              2803112.000        736660.000
                                                             22988 400000.000SH      OTHER                                400000.000
Genentech, Inc.                COM              368710406 860497.9 10718709.000SH    SOLE              8611962.000       2106747.000
                                                            102758 1280000.000SH     OTHER                               1280000.000
General Electric Co            COM              369604103 694319.6 20038084.000SH    SOLE             15968762.000       4069322.000
                                                             77027 2223000.000SH     OTHER                               2223000.000
Gillette Co                    COM              375766102 835459.5 16501276.000SH    SOLE             13098281.000       3402995.000
                                                             90881 1795000.000SH     OTHER                               1795000.000
Halliburton Co Com             COM              406216101 730787.5 15282047.000SH    SOLE             12181382.000       3100665.000
                                                             76512 1600000.000SH     OTHER                               1600000.000
Illinois Tool Works            COM              452308109 354303.5 4446583.000SH     SOLE              3532921.000        913662.000
                                                             36095 453000.000SH      OTHER                                453000.000
Int'l Business Machines        COM              459200101  827.946 11164.000SH       SOLE                 9264.000          1900.000
Intel Corp                     COM              458140100      341 13100.000SH       SOLE                13100.000
Johnson & Johnson              COM              478160104 851819.8 13104925.000SH    SOLE             10576417.000       2528508.000
                                                             97175 1495000.000SH     OTHER                               1495000.000
Juniper Networks, Inc.         COM              48203R104 441998.6 17553576.000SH    SOLE             13864372.000       3689204.000
                                                             40288 1600000.000SH     OTHER                               1600000.000
Kohls Corp Com                 COM              500255104   736072 13165305.000SH    SOLE             10470154.000       2695151.000
                                                             80566 1441000.000SH     OTHER                               1441000.000
Lauder Estee Cos Inc Cl A      COM              518439104 362361.6 9260461.000SH     SOLE              7388916.000       1871545.000
                                                             45391 1160000.000SH     OTHER                               1160000.000
Maxim Integrated Products      COM              57772K101 291018.3 7614307.000SH     SOLE              6084233.000       1530074.000
                                                             32105 840000.000SH      OTHER                                840000.000
McDonald's Corp                COM              580135101 585362.3 21094139.000SH    SOLE             16852095.000       4242044.000
                                                             62854 2265000.000SH     OTHER                               2265000.000
Medtronic Inc                  COM              585055106 621824.7 12006657.000SH    SOLE              9565037.000       2441620.000
                                                             69295 1338000.000SH     OTHER                               1338000.000
Microsoft Corp                 COM              594918104 396465.1 15960755.000SH    SOLE             12396495.000       3564260.000
                                                             21362 860000.000SH      OTHER                                860000.000
Nike Inc Class B               COM              654106103 301303.9 3479255.000SH     SOLE              2709925.000        769330.000
                                                             32475 375000.000SH      OTHER                                375000.000
Nokia Corp Sponsored ADR       COM              654902204      398 23900.000SH       SOLE                23900.000
Omnicom Group                  COM              681919106 438015.4 5484785.000SH     SOLE              4349456.000       1135329.000
                                                             44562 558000.000SH      OTHER                                558000.000
Oracle Corporation             COM              68389X105 784828.8 59456703.000SH    SOLE             47336119.000      12120584.000
                                                             85602 6485000.000SH     OTHER                               6485000.000
Paychex Inc.                   COM              704326107 393263.5 12092973.000SH    SOLE              9591585.000       2501388.000
                                                             40162 1235000.000SH     OTHER                               1235000.000
Pepsico Inc                    COM              713448108 651699.4 12084176.000SH    SOLE              9651369.000       2432807.000
                                                             72158 1338000.000SH     OTHER                               1338000.000
Procter & Gamble Co            COM              742718109   570169 10808883.000SH    SOLE              8570734.000       2238149.000
                                                             61718 1170000.000SH     OTHER                               1170000.000
Qualcomm Inc Com               COM              747525103 284954.4 8632370.000SH     SOLE              6828419.000       1803951.000
                                                             27233 825000.000SH      OTHER                                825000.000
Research In Motion             COM              760975102 171483.1 2323938.000SH     SOLE              1901673.000        422265.000
                                                             19185 260000.000SH      OTHER                                260000.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      260 4008.000SH        SOLE                 4008.000
Schlumberger                   COM              806857108 900275.5 11855091.000SH    SOLE              9396897.000       2458194.000
                                                            100621 1325000.000SH     OTHER                               1325000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Str Corp Com             COM              857477103      270 5600.000SH        SOLE                 5600.000
Stryker Corp Com               COM              863667101    62379 1311590.000SH     SOLE              1148560.000        163030.000
United Parcel Service-Cl B     COM              911312106   386607 5590042.000SH     SOLE              4451444.000       1138598.000
                                                             43571 630000.000SH      OTHER                                630000.000
Wrigley WM JR Co Com           COM              982526105 4580.339 66540.000SH       SOLE                35140.000         31400.000